Taxes on income (Tables)	12 Months Ended
Dec. 31, 2020
Taxes on income
Schedule of components of income tax expense (benefit)

In EUR	2020	2019	2018
Current tax expense	2,275,672	201,953	1,883,669
Adjustments in respect of current income tax of previous year	86,252	156,800	275,895
Deferred income tax charge / (benefit)	(943,789)	382,812	(1,781,454)
Income tax expense	1,418,134	741,565	378,110

Schedule of effective income tax rate reconciliation

In EUR	2020	2019	2018
(Loss)/Profit before tax	(2,193,310)	(12,616,073)	3,756,420
Tax under domestic (German) tax rate	705,588	4,058,591	(1,195,744)
Effect of tax rate in foreign jurisdictions	423,177	119,823	545,310
Tax effect of:
Changes in domestic tax rate		(11,938)	70,954
Non‑deductible expenses	(128,603)	(47,925)	(71,349)
Current‑year losses for which no deferred tax asset is recognized	(2,360,472)	(2,582,253)	—
Write off (reversal) of deferred tax assets for tax losses carried forward or deductible temporary differences	(13,965)	(2,089,536)	113,383
Non‑deductible withholding taxes	(126,455)	(195,123)	(275,868)
Permanent difference from business combination	—	—	719,359
Income tax for prior years	72,671	(892)	(275,895)
Others	9,925	7,688	(8,260)
Income tax expense	(1,418,134)	(741,565)	(378,110)
Effective tax rate	64.66%	5.88%	10.07%

Schedule of components of deferred tax balances

	2020		2019		2018
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
In EUR	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Non‑current assets
Intangible assets	158,134	(292,338)	115,923	(476,530)	—	(576,234)
Property and equipment	—	(3,073,184)	—	(4,155,783)	—	(1,589,665)
Other financial assets			—	—	45,633	—
Current assets
Inventories	58,186	—	312,529	—	317,440	—
Trade accounts receivables	163,841	—	50,849	(13,913)	305,873	(19,992)
Other current assets	—	(85,795)	—	(2,319,362)	—	(732,527)
Cash and cash equivalents	8,100	—	13,596	—	48,119	—
Non‑current liabilities
Loans	—	—	—	—	—	—
Provisions	41,791	(12,737)	34,740	—	40,339
Other financial liabilities			—	—	—	(11,221)
Lease liabilities	2,076,118	—	2,803,625	—	—	—
Current liabilities
Loans	—	—	—	—	29,772	—
Trade accounts payable	691,939	(60,747)	880,190	(86,100)	138,878	—
Provisions	—	—	—	—	237,526	(232,600)
Lease liabilities	484,147	—	484,298	—	—	—
Other financial liabilities	208,879	—	39,935	—	15,983	—
Other non‑financial liabilities	2,359	(10,445)	15,778	(4,011)	10,324	—
Losses carried forward	40,242	—	1,769,111	—	1,886,325	—
Deferred Taxes before netting	3,933,737	(3,535,246)	6,520,574	(7,055,699)	3,076,212	(3,162,239)
Netting	(3,535,246)	3,535,246	(6,351,887)	6,351,887	(1,138,361)	1,138,361
Deferred Taxes netted	398,491	(0)	168,687	(703,812)	1,937,851	(2,023,878)